Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]	Dec. 31, 2021
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	€ 266,382	€ 254,759
Off-balance sheet investments third parties	559,375	483,253
Total revenue-generating investments	825,757	738,013
Investments in real estate	488	502			€ 3,206
Financial assets measured at FVOCI	113	58
Investments in joint ventures	1,430	1,430	[1]	€ 1,715	1,715
Investments in associates	2,906	165	[1]	€ 1,289	€ 1,289
Financial assets measured at amortized cost	10,227	10,453
Other assets	30,863	124,357
Assets	301,581	380,711
Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	44,412	48,565
Financial assets measured at FVPL	10,967	9,552
Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	5,854	5,482
Financial assets measured at FVPL	405	331
Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	98	177
Financial assets measured at FVPL	38,458	30,918
Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	107,714	103,327
Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	47,759	45,453
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate		502
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	16,491	15,863
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	55,811	59,341
Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	167,411	154,741
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	12,446	12,812
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	13,735	11,500
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	488	502
Americas [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	161,715	160,624
Off-balance sheet investments third parties	225,090	216,060
Total revenue-generating investments	386,806	376,684
Investments in real estate	38
Financial assets measured at amortized cost	10,156	10,406
Other assets	24,700	27,399
Assets	186,415	188,023
Americas [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	42,973	46,665
Financial assets measured at FVPL	9,696	8,164
Americas [member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	5,854	5,482
Financial assets measured at FVPL	386	285
Americas [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	92	46
Americas [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	67,532	66,344
Americas [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	24,988	23,191
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate		42
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	267	315
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	47,547	51,008
Americas [member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	92,520	89,535
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	10,156	10,406
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	11,187	9,318
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	38	42
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments in associates		11
Other assets		89,740
Assets		89,751
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	102,795	91,463
Off-balance sheet investments third parties	135,270	122,742
Total revenue-generating investments	238,064	214,205
Investments in real estate	433
Other assets	2,470	2,544
Assets	105,265	94,007
United Kingdom [member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	1,243	1,083
United Kingdom [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	38,339	30,832
United Kingdom [member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	40,008	36,843
United Kingdom [member] | Backing direct participation investment contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	22,771	22,262
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate		443
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	16,192	15,518
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	6,916	6,455
United Kingdom [member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	74,719	64,776
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	2,269	2,354
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	2,266	1,917
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	433	443
International [Member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	1,678	2,497
Off-balance sheet investments third parties	3,711	3,384
Total revenue-generating investments	5,389	5,881
Investments in real estate	17
Investments in joint ventures	1,034	959
Investments in associates	5	20
Financial assets measured at amortized cost		9
Other assets	5,948	6,726
Assets	8,664	10,201
International [Member] | Backing insurance contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1,439	1,900
Financial assets measured at FVPL	27	305
International [Member] | Backing investment contracts without direct participation [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	19	47
International [Member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	1	81
International [Member] | Backing direct participation insurance contracts [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL	173	140
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate		17
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	23	21
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	1,295	1,864
International [Member] | Unconsolidated Investment Funds [member]
Disclosure of summarized investment per segment [line items]
Investments	173	431
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	3	14
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	166	150
International [Member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments	17	17
Asset management [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	176	136
Off-balance sheet investments third parties	195,304	141,067
Total revenue-generating investments	195,480	141,203
Investments in joint ventures	397	471
Investments in associates	279	129
Financial assets measured at amortized cost	52
Other assets	606	513
Assets	1,457	1,249
Asset management [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVOCI	97	96
Financial assets measured at FVPL	27	40
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments	9	7
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments	52	15
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments	115	114
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Total investments on balance sheet	18	39
Total revenue-generating investments	18	39
Investments in associates	2,622	16
Financial assets measured at amortized cost	18	38
Other assets	10,575	18,094
Assets	13,215	18,148
Holding and other activities [member] | Non-insurance related assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets measured at FVPL		1
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments		1
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments	18	38
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments in associates		(11)
Other assets	(13,436)	(20,658)
Assets	€ (13,436)	€ (20,669)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.